INCOME TAX MATTERS (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Matters
Disclosure of income tax benefit/(expense)
	2023	2022	2021
Net loss before tax	(8,928)	(43,415)	(67,047)
At Codere Online statutory income tax rate	1,518	7,381	11,398
Tax effect of unrecognized tax losses and permanent differences	4,119	(19,486)	(17,705)
Recognition of previously unrecognised tax losses	854	-	-
Utilisation of previously unrecognised tax losses	-	-	(1,000)
Effect of different rates in different jurisdictions	22	9,137	6,341
Income tax benefit/(expense)	6,513	(2,968)	(966)
Effective tax rate	73%	7%	1%
Of which -
Current tax expense	(1,604)	(3,029)	(966)
Deferred tax benefit/(expense)	8,117	61	-
Total income tax benefit/(expense)	6,513	(2,968)	(966)

	2022	2021	2020
Accounting net loss before tax	(43,415)	(67,047)	(14,769)
At Codere Online statutory income tax rate	7,381	11,398	3,692
Tax effect unrecognized tax losses and permanent differences	(19,486)	(17,705)	(5,395)
Utilisation of previously unrecognised tax losses	-	(1,000)	-
Effect of different rates in different jurisdictions	9,137	6,341	3,095
Adjustment of prior year taxes	-	-	118
Income tax benefit/(expense)	(2,968)	(966)	(1,510)
Effective tax rate	7%	1%	10.22%
Of which -
Current tax expense	(3,029)	(966)	(1,510)
Deferred tax benefit/(expense)	61	-	-
Total income tax benefit/(expense)	(2,968)	(966)	(1,510)

Schedule of deferred taxes

	12/31/2021	Recognized in profit or loss	12/31/2022	Recognized in profit or loss	12/31/2023
Deferred tax assets	-	771	771	7,407	8,178
Limitation on deductibility of Spanish CIT	-	-	-	5,986	5,986
Tax losses carried forward	-	-	-	854	854
Share-based payments	-	771	771	567	1,338

Deferred tax liabilities	-	(710)	(710)	710	-
Exchange differences	-	(710)	(710)	710	-

	12/31/2022	12/31/2021
Deferred tax asset	771	-
Deferred tax liability	710	-

Disclosure of future profits

Entity	Total as of 12/31/2023
SEJO	24,172
Codere Online S.A.U. (Spain)	1,923
LIFO AenP (Mexico)	31,409
Codere Online Colombia	7,923
Codere Online US Corp	6,752
Codere Online Luxembourg	243,063

Entity	Previous	2020	2021	2022	Total as of 12/31/2022
SEJO	-	-	9,355	4,224	13,579
Codere Online S.A.U. (Spain)	2,639	-	-	-	2,639
Codere Online Management Services LTD (Malta)	5,971	9,592	9,051	12,356	36,970
LIFO AenP (Mexico)	-	-	343	25,006	25,349
Codere Online Luxembourg, S.A.	-	-	-	-	-

Entity	Previous	2019	2020	2021	Total as of 12/31/2021
SEJO	-	-	-	9,355	9,355
Codere Online S.A.U. (Spain)	1,854	785	-	-	2,639
Codere Online Management Services LTD (Malta)	-	5,971	9,592	9,051	24,614
LIFO AenP (Mexico)				343	343
Codere Online Luxembourg, S.A.	-	-	-	-	-